RESTRUCTURING - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 0
Restructuring charges (credits)	8,084	$ 0	$ (517)
Recovery (Payments)	(6,907)
Restructuring reserve, ending balance	1,177	0
May 2021 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring charges (credits)	4,565	0	0
Recovery (Payments)	(3,388)
Restructuring reserve, ending balance	1,177	0
May 2021 Restructuring Plan | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring charges (credits)	4,313
Recovery (Payments)	(3,136)
Restructuring reserve, ending balance	1,177	0
May 2021 Restructuring Plan | Impairment and accelerated depreciation of assets
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring charges (credits)	252
Recovery (Payments)	(252)
Restructuring reserve, ending balance	0	0
Other Restructuring
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring charges (credits)	3,519	0	$ 0
Recovery (Payments)	(3,519)
Restructuring reserve, ending balance	0	0
Other Restructuring | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring charges (credits)	1,077
Recovery (Payments)	(1,077)
Restructuring reserve, ending balance	0	0
Other Restructuring | Impairment and accelerated depreciation of assets
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring charges (credits)	2,440
Recovery (Payments)	(2,440)
Restructuring reserve, ending balance	0	0
Other Restructuring | Other costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring charges (credits)	2
Recovery (Payments)	(2)
Restructuring reserve, ending balance	$ 0	$ 0